SHARE BASED COMPENSATION (Schedule of Outstanding and Vested Options) (Details)Copy (USD $)	9 Months Ended
Sep. 30, 2013
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	2,200,000
Weighted average remaining contractual life	1 year 2 months 12 days
Weighted average exercise price	$ 0.47
Number of shares vested	1,062,466
Aggregate intrinsic value	$ 0
Non-Qualified stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	2,250,000
Weighted average remaining contractual life	2 years 4 months 24 days
Weighted average exercise price	$ 0.10
Number of shares vested	429,452
Aggregate intrinsic value	$ 0